                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   March 31, 2001


Check here if Amendment                      [X]  Amendment Number :    1
                                                                     -------
This Amendment (Check only one.):            [ ]  is a restatement
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           -----------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           -----------------------------------
           New York, NY 10019
           -----------------------------------

Form 13F File Number:      28-06341
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           ----------------------------------------
Title:     Managing Member of the General Partner
           ----------------------------------------
Phone:     212-457-8010
           ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott A. Bommer                  New York, NY             May 14, 2002
--------------------------        ------------------        --------------
       (Signature)                  (City, State)                (Date)

Report Type (Check only one.):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          ------------
Form 13F Information Table Entry Total:      40
                                          ------------
Form 13F Information Table Value Total:    84,432     (thousands)
                                          ------------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------

AMERICAN PHYSICIANS
 CAP INC                    COMMON STOCK   028884104   6,534    358,000 SH          DEFINED      1      358,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
CHEAP TICKETS INC           COMMON STOCK   162672109  23,626  2,305,000 SH          DEFINED      1    2,305,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
CRESTLINE CAPITAL CORP      COMMON STOCK   226153104   4,208    155,000 SH          DEFINED      1      155,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
CSG SYSTEMS INTL INC
 JUNE 45 PUTS               COMMON STOCK   126349959     225        300 SH   PUTS   DEFINED      1          300    0     0
-------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO APR 60 CALLS    COMMON STOCK   311900904      20        200 SH   CALLS  DEFINED      1          200    0     0
-------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO APR 65 CALLS    COMMON STOCK   311900904       8        200 SH   CALLS  DEFINED      1          200    0     0
-------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO APR 65 PUTS     COMMON STOCK   311900954     109        100 SH   PUTS   DEFINED      1          100    0     0
-------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO MAY 55 PUTS     COMMON STOCK   311900954      39        100 SH   PUTS   DEFINED      1          100    0     0
-------------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP
 APR 30 CALLS               COMMON STOCK   391648902       6        250 SH   CALLS  DEFINED      1          250    0     0
-------------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP
 APR 35 CALLS               COMMON STOCK   391648902       5        250 SH   CALLS  DEFINED      1          250    0     0
-------------------------------------------------------------------------------------------------------------------------------
GUESS? INC                  COMMON STOCK   401617105     715    115,500 SH          DEFINED      1      115,500    0     0
-------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC.
 MAY 45 CALLS               COMMON STOCK   437076902      48        200 SH   CALLS  DEFINED      1          200    0     0
-------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP JUNE 50 PUTS    COMMON STOCK   67066G954     115        200 SH   PUTS   DEFINED      1          200    0     0
-------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC.           COMMON STOCK   676220106  19,688  2,250,000 SH          DEFINED      1    2,250,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
ORIENT EXPRESS HOTELS LTD   COMMON STOCK   G67743107   2,070    115,000 SH          DEFINED      1      115,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC
  AUG 20 PUTS               COMMON STOCK   689899952      25        230 SH   PUTS   DEFINED      1          230    0     0
-------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION             COMMON STOCK   69351T106     528     12,000 SH          DEFINED      1       12,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINANCIAL CORP
  JUN 55 PUTS               COMMON STOCK   74406A952     350        400 SH   PUTS   DEFINED      1          400    0     0
-------------------------------------------------------------------------------------------------------------------------------
PROXICOM INC                COMMON STOCK   744282104     113     38,600 SH          DEFINED      1       38,600    0     0
-------------------------------------------------------------------------------------------------------------------------------
RIVERSTONE NETWORKS INC     COMMON STOCK   769320102     466     50,000 SH          DEFINED      1       50,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORPORATION
  MAY 7.5 CALLS             COMMON STOCK   803062908     158      1,150 SH   CALLS  DEFINED      1        1,150    0     0
-------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY & LIFE
  HLDG                      COMMON STOCK   G7885T104  10,137    705,200 SH          DEFINED      1      705,200    0     0
-------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC
  JULY 50 PUTS              COMMON STOCK   871508957     414        250 SH   PUTS   DEFINED      1          250    0     0
-------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC
  MAY 45 PUTS               COMMON STOCK   871508957     275        250 SH   PUTS   DEFINED      1          250    0     0
-------------------------------------------------------------------------------------------------------------------------------
SEITEL INC APR 17.5 PUTS    COMMON STOCK   816074956      28        335 SH   PUTS   DEFINED      1          335    0     0
-------------------------------------------------------------------------------------------------------------------------------
SEITEL INC APR 20 PUTS      COMMON STOCK   816074956      22        100 SH   PUTS   DEFINED      1          100    0     0
-------------------------------------------------------------------------------------------------------------------------------
SEITEL INC APR 25 PUTS      COMMON STOCK   816074956     387        600 SH   PUTS   DEFINED      1          600    0     0
-------------------------------------------------------------------------------------------------------------------------------
SHOE CARNIVAL INC           COMMON STOCK   824889109   9,127  1,021,240 SH          DEFINED      1    1,021,240    0     0
-------------------------------------------------------------------------------------------------------------------------------
SEITEL INC NOV 25 CALLS     COMMON STOCK   816074906     131        600 SH   CALLS  DEFINED      1          600    0     0
-------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY BANCSHARES
  MAY 20 PUTS               COMMON STOCK   827064956      68        520 SH   PUTS   DEFINED      1          520    0     0
-------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY BANCSHARES
  MAY 22.5 PUTS             COMMON STOCK   827064956      40        175 SH   PUTS   DEFINED      1          175    0     0
-------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY BANCSHARES
  MAY 25 PUTS               COMMON STOCK   827064956     105        300 SH   PUTS   DEFINED      1          300    0     0
-------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY BANCSHARES
  MAY 30 CALLS              COMMON STOCK   827064906      21        300 SH   CALLS  DEFINED      1          300    0     0
-------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY BANCSHARES
  MAY 30 PUTS               COMMON STOCK   827064956     290        400 SH   PUTS   DEFINED      1          400    0     0
-------------------------------------------------------------------------------------------------------------------------------
SUNRISE ASSISTED LIVING
  APR 25 PUTS               COMMON STOCK   86768K956      73        135 SH   PUTS   DEFINED      1          135    0     0
-------------------------------------------------------------------------------------------------------------------------------
VIANT CORP                  COMMON STOCK   92553N107     234     93,600 SH          DEFINED      1       93,600    0     0
-------------------------------------------------------------------------------------------------------------------------------
VIANT CORP MAY 10 CALLS     COMMON STOCK   92553N907      12      1,900 SH   CALLS  DEFINED      1        1,900    0     0
-------------------------------------------------------------------------------------------------------------------------------
VIANT CORP MAY 7.5 CALLS    COMMON STOCK   92553N907      18      2,850 SH   CALLS  DEFINED      1        2,850    0     0
-------------------------------------------------------------------------------------------------------------------------------
WHITE MOUNTAIN INSURANCE GP COMMON STOCK   G9618E107   3,614     11,000 SH          DEFINED      1       11,000    0     0
-------------------------------------------------------------------------------------------------------------------------------
WINSTAR COMMUNICATIONS INC  COMMON STOCK   975515107     380    176,000 SH          DEFINED      1      176,000    0     0